Cash and Cash Equivalents - Schedules of Cash and Cash Equivalents (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 IDR (Rp)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 2,186,288,246					¥ 278,458,413
Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents		$ 2,125,034,745	$ 502,857	$ 502,857	Rp 502,857		$ 267,125,417
China | Non VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	39,016,535	$ 2,269,863						$ 15,326	$ 15,326	Rp 15,326
China | VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 19,464,246					¥ 11,317,670